Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000028538
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000028538
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.57%)	13.77%	6.59%	3.83%
Alliance Bernstein Index: MSCI World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	0.93%	12.16%	13.95%	9.34%
Alliance Bernstein Index: FTSE EPRA/NAREIT Developed RE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Real Estate Index (net)
Average Annual Return, Percent	(2.42%)	11.55%	4.98%	2.25%
Alliance Bernstein Index: FTSE NAREIT Equity REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT Equity REIT Index
Average Annual Return, Percent	(5.70%)	13.66%	7.72%	4.36%